Consolidated Balance Sheet Components (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 7,444	$ 4,586
Less: accumulated amortization	(502)	(360)
Intangible assets, net	6,942	4,226
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,993	3,135
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,300	1,300
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 151	$ 151